Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net earnings (loss)	$ 121,305	$ (83,400)	$ (87,747)
Items not involving cash:
Depreciation and amortization	165,541	140,354	101,026
Share-based compensation (note 14)	4,779	3,278	2,670
Amortization of deferred charges (note 7)	8,574	3,421	1,933
Amounts reclassified from other comprehensive loss to interest expense	8,310	11,670	12,797
Unrealized change in fair value of financial instruments	11,215	156,671	127,374
(Gain) loss on vessels	(9,773)	16,237
Equity loss on investment (note 8(b))	259	1,180
Changes in assets and liabilities:
Accounts receivable and prepaid expenses	26,639	(4,962)	(4,142)
Other assets and deferred charges	(5,846)	(11,860)	(8,622)
Accounts payable and accrued liabilities	(18,247)	13,225	7,489
Deferred revenue	(2,746)	6,328	909
Other long-term liabilities (note 11)	1,173	(12,278)	(100)
Cash from operating activities	311,183	239,864	153,587
Financing activities:
Preferred shares issued, net of issue costs (note 12)	74,700	344,539	25,896
Preferred shares redeemed, including costs (note 12)		(24,600)
Draws on credit facilities (note 10)	113,672	601,577	513,625
Repayment of credit facilities (note 10)	(44,569)	(2,619)
Other long-term liabilities (note 11)	(53,516)	(19,061)	21,250
Shares repurchased, including related expenses (note 12)	(172,812)
Financing fees (note 7)	(3,817)	(9,990)	(7,356)
Dividends on common shares	(51,772)	(34,375)	(22,958)
Dividends on preferred shares	(33,250)	(23,178)	(777)
Swaption premium payment	(10,000)
Cash from (used in) financing activities	(181,364)	832,293	529,680
Investing activities:
Expenditures for vessels	(209,599)	(621,947)	(715,640)
Short term investments	(35,737)
Cash acquired on acquisition of Seaspan Management Services Ltd. (note 3)	23,911
Restricted cash	5,000		(65,000)
Intangible assets	(1,039)	(1,342)	(1,808)
Investment in affiliate		(1,964)
Cash used in investing activities	(217,464)	(625,253)	(782,448)
Increase (decrease) in cash and cash equivalents	(87,645)	446,904	(99,181)
Cash and cash equivalents, beginning of year	481,123	34,219	133,400
Cash and cash equivalents, end of year	393,478	481,123	34,219
Supplementary information (note 15(b))